SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 50,299	$ 53,888
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	256,392	203,037
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	86,895	89,123
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	118,565	59,618
United Kingdom | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	46,399	49,548
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 4,533	$ 4,748